Other Non Current Liabilities - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about service concession arrangements [line items]
Other non-current liabilities	€ 18,060	€ 1,808
BARDA
Disclosure of detailed information about service concession arrangements [line items]
Advance payment, other non-current liabilities	13,931
City of Fishers
Disclosure of detailed information about service concession arrangements [line items]
Advance payment, other non-current liabilities	€ 2,261